Freedom Day Dividend ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Agricultural & Farm Machinery - 2.0%
Deere & Co.	5,717	$2,422,293

Agricultural Products & Services - 2.0%
Ingredion, Inc.	17,668	2,430,410

Biotechnology - 3.7%
AbbVie, Inc.	12,891	2,290,731
Amgen, Inc.	8,037	2,094,763
		4,385,494
Broadcasting - 1.8%
Nexstar Media Group, Inc.	13,754	2,172,719

Building Products - 4.1%
Carrier Global Corp.	38,326	2,616,133
Owens Corning	13,208	2,249,586
		4,865,719
Consumer Electronics - 1.9%
Garmin Ltd.	11,233	2,316,919

Diversified Banks - 2.6%
JPMorgan Chase & Co.	12,882	3,087,944

Environmental & Facilities Services - 2.1%
Republic Services, Inc.	12,173	2,448,964

Fertilizers & Agricultural Chemicals - 1.7%
CF Industries Holdings, Inc.	24,365	2,078,822

Food Retail - 2.3%
Kroger Co.	45,060	2,755,419

Gold - 1.8%
Agnico Eagle Mines Ltd.	28,185	2,204,349

Health Care Services - 1.8%
Cigna Group	7,676	2,119,651

Home Improvement Retail - 2.2%
Home Depot, Inc.	6,624	2,576,670

Homebuilding - 1.8%
KB Home	31,954	2,100,017

Homefurnishing Retail - 2.0%
Williams-Sonoma, Inc.	13,029	2,412,710

Industrial Machinery & Supplies & Components - 2.2%
Mueller Industries, Inc.	32,513	2,580,232

Investment Banking & Brokerage - 4.9%
Jefferies Financial Group, Inc.	39,008	3,058,227
Morgan Stanley	22,146	2,784,195
		5,842,422

IT Consulting & Other Services - 2.3%
Accenture PLC - Class A	7,930	$2,789,695

Managed Health Care - 2.1%
UnitedHealth Group, Inc.	4,872	2,464,550

Marine Transportation - 1.7%
Matson, Inc.	15,066	2,031,499

Oil & Gas Exploration & Production - 4.2%
Canadian Natural Resources Ltd.	74,448	2,298,210
EOG Resources, Inc.	22,671	2,779,011
		5,077,221
Oil & Gas Refining & Marketing - 1.5%
Marathon Petroleum Corp.	12,997	1,813,081

Oil & Gas Storage & Transportation - 6.5%
Cheniere Energy Partners LP	34,526	1,834,021
Energy Transfer LP	165,060	3,233,526
Enterprise Products Partners LP	86,712	2,719,288
		7,786,835
Other Specialty Retail - 4.4%
Dick’s Sporting Goods, Inc.	12,263	2,806,265
Tractor Supply Co.	45,918	2,436,409
		5,242,674
Packaged Foods & Meats - 3.3%
Hershey Co.	11,855	2,007,644
Mondelez International, Inc. - Class A	32,040	1,913,749
		3,921,393
Pharmaceuticals - 2.0%
Eli Lilly & Co.	3,141	2,424,852

Property & Casualty Insurance - 8.4%
Cincinnati Financial Corp.	18,716	2,689,489
Fidelity National Financial, Inc.	41,732	2,342,834
Progressive Corp.	11,070	2,652,483
Travelers Cos., Inc.	9,945	2,395,651
		10,080,457
Regional Banks - 2.1%
Bank OZK	55,374	2,465,804

Semiconductor Materials & Equipment - 1.8%
KLA Corp.	3,355	2,114,053

Semiconductors - 3.1%
Broadcom, Inc.	16,176	3,750,244

Soft Drinks & Non-alcoholic Beverages - 1.7%
PepsiCo, Inc.	13,409	2,038,973

Specialized Consumer Services - 2.0%
H&R Block, Inc.	44,449	2,348,685

Systems Software - 2.0%
Microsoft Corp.	5,626	$2,371,359

Technology Hardware, Storage & Peripherals - 2.0%
Dell Technologies, Inc. - Class C	20,786	2,395,379

Trading Companies & Distributors - 2.0%
Watsco, Inc.	5,047	2,391,723

TOTAL COMMON STOCKS (Cost $90,569,628)		112,309,231

REAL ESTATE INVESTMENT TRUSTS - 4.9%
Industrial REITs - 1.6%
Prologis, Inc.	18,718	1,978,493

Other Specialized REITs - 1.5%
VICI Properties, Inc.	60,209	1,758,705

Self-Storage REITs - 1.8%
National Storage Affiliates Trust	57,812	2,191,653

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,273,787)		5,928,851

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 4.41%(a)	1,143,136	1,143,136
TOTAL SHORT-TERM INVESTMENTS (Cost $1,143,136)		1,143,136

TOTAL INVESTMENTS - 99.9% (Cost $97,986,551)		$119,381,218
Other Assets in Excess of Liabilities - 0.1%		91,401
TOTAL NET ASSETS - 100.0%		$119,472,619

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Freedom Day Dividend ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$112,309,231	$-	$-	$112,309,231
Real Estate Investment Trusts	5,928,851	-	-	5,928,851
Money Market Funds	1,143,136	-	-	1,143,136
Total Investments	$119,381,218	$-	$-	$119,381,218

Refer to the Schedule of Investments for further disaggregation of investment categories.

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